Tax on Profit/(Loss) for the Year and Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2022
Deferred tax expense (income) [abstract]
Summary of Tax on Profit/Loss and Deferred Tax

	2022	2021	2020
	(EUR’000)
Tax on profit/(loss) for the year:
Current tax (expense)/income	(5,377)	367	219
	(5,377)	367	219
Tax for the year can be explained as follows:
Profit/(loss) before tax	(577,817)	(383,944)	(419,174)
Tax at the Danish corporation tax rate of 22%	127,120	84,468	92,218
Tax effect of:
Non-deductible costs	(17,094)	(14,800)	(11,815)
Additional tax deductions	13,720	17,117	24,564
Impact from associate	(3,893)	3,169	(1,326)
Other effects including effect of different tax rates	(2,716)	305	2,673
Deferred tax asset, not recognized	(122,514)	(89,892)	(106,095)
Tax on profit/(loss) for the year	(5,377)	367	219
Effective tax rate	0.93%	(0.10)%	(0.05)%

	2022	2021	2020
	(EUR’000)
Specification of Deferred Tax Assets
Tax deductible losses	433,174	313,011	227,234
Other temporary differences	19,961	12,856	7,726
Deferred tax asset, not recognized	(453,135)	(325,867)	(234,960)
Total Deferred Tax Assets at December 31	—	—	—